                                                              METLIFE LETTERHEAD

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                        September 8, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: Security Equity Separate Account Twenty-Seven
         File No. 811-08892

Commissioners:

Semi-Annual Reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

                                        Sincerely,


                                        /s/ John M. Richards
                                        ----------------------------------------
                                        John M. Richards
                                        Senior Counsel
                                        Metropolitan Life Insurance Company